UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding  entries.

Institutional Manager Filing this Report:

Name:    Fine Capital Partners, L.P.

Address: 590 Madison Avenue
         27th Floor
         New York, New York 10022

13F File Number: 28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Debra Fine
Title:  Manager of the General Partner
Phone:  (212) 492-8200



Signature, Place and Date of Signing:

/s/ Debra Fine                   New York, New York           May 15, 2013
---------------------        ------------------------    ----------------------
        [Signature]               [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            4

Form 13F Information Table Entry Total:       29

Form 13F Information Table Value Total:      1,019,227
                                             (in thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name

1                028-14291                         Dekel Partners, L.P.
2                028-14286                         Fine Partners I, L.P.
3                028-14296                         Noga Partners, L.P.
4                028-14838                         Fine Offshore Partners, L.P.


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



                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                               TITLE                  VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS    SOLE      SHARED  NONE
--------------                 ---------   ------     --------- --------   --- ----  ----------- ---------   -----     ------- ----
ACCURIDE CORP NEW              COM NEW     00439T206    7,368   1,366,902  SH        SOLE        N/A         1,366,902
AIRCASTLE LTD                  COM         G0129K104   21,110   1,543,136  SH        SOLE        N/A         1,543,136
ALLIANCE ONE INTL INC          COM         018772103   32,115   8,255,884  SH        SOLE        N/A         8,255,884
ASCENA RETAIL GROUP INC        COM         04351G101    9,600     517,500  SH        SOLE        N/A           517,500
ASSURANT INC                   COM         04621X108    2,359      52,400  SH        SOLE        N/A            52,400
ASSURED GUARANTY LTD           COM         G0585R106  146,362   7,101,500  SH        SOLE        N/A         7,101,500
COINSTAR INC                   COM         19259P300   71,032   1,215,877  SH        SOLE        N/A         1,215,877
COWEN GROUP INC NEW            CL A        223622101    9,213   3,267,058  SH        SOLE        N/A         3,267,058
DANA HLDG CORP                 COM         235825205   25,019   1,403,215  SH        SOLE        N/A         1,403,215
GENWORTH FINL INC              COM CL A    37247D106   22,063   2,206,264  SH        SOLE        N/A         2,206,264
HARRIS CORP DEL                COM         413875105   15,844     341,900  SH        SOLE        N/A           341,900
HORNBECK OFFSHORE SVCS INC N   COM         440543106   71,283   1,534,297  SH        SOLE        N/A         1,534,297
KRATON PERFORMANCE POLYMERS    COM         50077C106   29,651   1,267,131  SH        SOLE        N/A         1,267,131
LEAR CORP                      COM NEW     521865204   26,502     483,000  SH        SOLE        N/A           483,000
LIBERTY MEDIA CORP DELAWARE    CL A        531229102   14,757     132,200  SH        SOLE        N/A           132,200
LIVE NATION ENTERTAINMENT IN   COM         538034109  102,277   8,268,184  SH        SOLE        N/A         8,268,184
MBIA INC                       COM         55262C100   20,179   1,964,816  SH        SOLE        N/A         1,964,816
PHH CORP                       COM NEW     693320202   51,485   2,344,481  SH        SOLE        N/A         2,344,481
POLYONE CORP                   COM         73179P106   40,878   1,674,622  SH        SOLE        N/A         1,674,622
POPULAR INC                    COM NEW     733174700   26,557     962,200  SH        SOLE        N/A           962,200
PZENA INVESTMENT MGMT INC      CLASS A     74731Q103    1,559     239,874  SH        SOLE        N/A           239,874
REGIONS FINL CORP NEW          COM         7591EP100   39,993   4,883,118  SH        SOLE        N/A         4,883,118
SCIENTIFIC GAMES CORP          CL A        80874P109   83,044   9,490,705  SH        SOLE        N/A         9,490,705
SEARS HLDGS CORP               COM         812350106   60,111   1,202,950  SH        SOLE        N/A         1,202,950
SEARS HOMETOWN & OUTLET STOR   COM         812362101   19,906     493,340  SH        SOLE        N/A           493,340
SYMETRA FINL CORP              COM         87151Q106    8,836     658,876  SH        SOLE        N/A           658,876
SYNOVUS FINL CORP              COM         87161C105   20,999   7,580,748  SH        SOLE        N/A         7,580,748
TFS FINL CORP                  COM         87240R107    6,866     633,402  SH        SOLE        N/A           633,402
TRONOX LTD                     SHS CL A    Q9235V101   32,259   1,628,400  SH        SOLE        N/A         1,628,400


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